Exhibit 99.1

Independent Accountants’ Report on Applying Agreed-Upon Procedures

ECMC Group, Inc. (the “Company”)

J.P. Morgan Securities LLC (“J.P. Morgan”)

(together, the “Specified Parties”)

Re: ECMC Group Student Loan Trust 2020-3 — Data File Procedures

We have performed the procedures described below, which were agreed to by the Specified Parties, on the specified attributes identified by the Company in an electronic data file entitled “ECMC 2020-3 Loan Tape 20200930.xlsx” (the “Data File”), provided by the Company on October 20, 2020, containing certain information on 27,493 student loans (the “Student Loans”) as of September 30, 2020 (the “Cutoff Date”), which we were informed are intended to be included as collateral in the offering by ECMC Group Student Loan Trust 2020-3. The Company is responsible for the specified attributes identified by the Company in the Data File. The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•                  The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were attributable to materiality threshold.

•                  The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were attributable to materiality threshold.

•                  The term “materiality threshold” means that dollar amounts and percentages were within $1.00 and 0.1%, respectively.

•                  The term “CLASS System” means Navient Solutions, LLC’s (“Navient’s”) servicing system for student loans serviced by Navient.

•                  The term “SLS System” means Nelnet, Inc.’s (“Nelnet’s”) servicing system for student loans serviced by Nelnet.

•                  The term “GUARANTEE System” means the Company’s servicing system.

•                  The term “ECMC Lookup Code Document for Student Loans Serviced by Navient” means a document provided by the Company containing code definitions related to Loan Type and Loan Status for student loans serviced by Navient, attached hereto as Exhibit B.

•                  The term “ECMC Lookup Code Document for Student Loans Serviced by Nelnet” means a document provided by the Company containing code definitions related to Loan Type, Loan Status, and Guarantor for student loans serviced by Nelnet, attached hereto as Exhibit B.

•                  The term “ECMC School Type Document” means a document provided by the Company containing code definitions related to School Type, attached hereto as Exhibit B.

•                  The term “ECMC Interest Rate Document” means a document provided by the Company containing interest rate calculation information issued by the U.S. Department of Education dated June 30, 2020, attached hereto as Exhibit C.

•                  The term “Transaction History Documents” means 13 documents provided by the Company related to the transaction histories for the 13 Selected Student Loans (defined below) serviced by Nelnet.

•                  The term “Loan File” means any file containing some or all of the following documents for each of the Selected Student Loans:

•                  From the CLASS System: #111 ACCT BALANCE Screen, #128 BORROWER CRITICAL DATA UPDATE Screen, #133 MONETARY HISTORY Screen, #135 EFFECTIVE STATUS HISTORY Screen, #151 BORROWER CORRESPONDENCE HISTORY Screen, and #155 CRITICAL CHANGES DETAIL HISTORY Screen

•                  From the SLS System: INQUIRE LOAN FILE, PAGE 1 Screen, DISPLAY BORROWER GROUPS — ALL Screen, and DEFERMENT/FORBEARANCE HISTORY BY DATE Screen

•                  From the GUARANTEE System: Loan Overview and Disbursements Screen, NSLDS Screen and ECMC SQL Query Screen

•                  ECMC Lookup Code Document for Student Loans Serviced by Navient, ECMC Lookup Code Document for Student Loans Serviced by Nelnet, ECMC School Type Document, ECMC Interest Rate Document, and Transaction History Documents.

The Company represented that the Loan File was either the original Loan File, a copy of the original Loan File, or a copy of electronic records contained within the GUARANTEE System, CLASS System, or SLS System. We make no representation regarding the validity, enforceability, or authenticity of any information in the Loan Files.

I.                The Selected Student Loans

The Company instructed us to select a random sample of 100 Student Loans from the Data File. The resulting sample of 100 selected Student Loans (87 Selected Student Loans were serviced by Navient and 13 Selected Student Loans were serviced by Nelnet) constitutes the “Selected Student Loans,” attached hereto as Exhibit A. For purposes of this procedure, the Company did not inform us as to the basis for how they determined the number of Student Loans we were instructed to randomly select from the Data File.

II.           The Data File

For each Selected Student Loan, we compared the specified attributes listed below contained in the Data File to the corresponding information appearing in the respective Loan File. The Specified Parties indicated that the absence of any of the noted documents or the inability to agree the indicated information from Data File to the information contained in the Loan Files, utilizing instructions provided by the Company (as applicable) indicated below, for each of the attributes identified, constituted an exception. Where applicable, the Loan File documents are listed in the order of priority until such attribute was agreed.

Attribute	Loan File / Instructions

Origination Date	For Selected Student Loans serviced by Navient: “FIRST DISB DATE” field on the #128 BORROWER CRITICAL DATA UPDATE Screen within the CLASS System.

Attribute	Loan File / Instructions

In the event the date in the “FIRST DISB DATE” field on the #128 BORROWER CRITICAL DATA UPDATE Screen did not agree with the Origination Date in the Data File, we were instructed by the Company to compare the origination date in the “tbl_load_dt” field on the ECMC SQL Query Screen within the GUARANTEE System to the Origination Date in the Data File.

For Selected Student Loans serviced by Nelnet:

“1ST DISB DATE” field on the INQUIRE LOAN FILE, PAGE 1 Screen within the SLS System.

Loan Type

For Selected Student Loans serviced by Navient:

“PROG,” “PRIN SUB,” and “PRIN NSUB” fields on #111 ACCT BALANCE Screen within the CLASS System and the ECMC Lookup Code Document for Student Loans Serviced by Navient.

We were instructed by the Company to compare the “PROG,” “PRIN SUB,” and “PRIN NSUB” fields on the #111 ACCT BALANCE Screen to the corresponding Loan Type Description on the ECMC Lookup Code Document for Student Loans Serviced by Navient. The Company informed us that if the amount in the “PRIN SUB” field was greater than $0.00, the loan was considered to be subsidized, and if the amount in the “PRIN NSUB” field was greater than $0.00, the loan was considered to be non-subsidized.

The Company further instructed us to compare the resulting Loan Type (subsidized or non-subsidized) to the Loan Type in the Data File.

In the event the resulting Loan Type (subsidized or non-subsidized) did not agree with the Loan Type in the Data File, we were instructed by the Company to compare the loan type in the “Loan Type” field on the Loan Overview and Disbursement Screen within the GUARANTEE System to the Loan Type in the Data File.

For Selected Student Loans serviced by Nelnet:

“LOAN TYPE” field on the INQUIRE LOAN FILE, PAGE 1 Screen within the SLS System and ECMC Lookup Code Document for Student Loans Serviced by Nelnet.

We were instructed by the Company to compare the “LOAN TYPE” field on the INQUIRE LOAN FILE, PAGE 1 Screen to the corresponding Loan Type Description on the ECMC Lookup Code Document for Student Loans Serviced by Nelnet.

The Company further instructed us to compare the resulting Loan Type (subsidized or non-subsidized) to the Loan Type in the Data File.

Interest Rate Type

ECMC Interest Rate Document. We were instructed by the Company to (i) locate the corresponding interest rate chart in the ECMC Interest Rate Document using the Loan Type information in the Data File, and (ii) identify if the First Disbursement Date in the Data File was included in the “First Disbursement Made on or After” or “First Disbursement

Attribute	Loan File / Instructions

Made Before” fields (the “First Disbursement Date Range”) in the ECMC Interest Rate Document.

If the First Disbursement Date was included in the First Disbursement Data Range, the Company instructed us to deem the Interest Rate Type to be “Floating,” and if the First Disbursement Date was not included in the First Disbursement Date Range, to deem the Interest Rate Type to be “Fixed.”

The Company further instructed us to compare the resulting Interest Rate Type (i.e., Fixed or Floating) to the Fixed/Floating field in the Data File.

Current Statutory Borrower Interest Rate

For Selected Student Loans serviced by Navient:

“INT RATE” field on #111 ACCT BALANCE Screen within the CLASS System and ECMC Interest Rate Document.

For Selected Student Loans that are fixed rate(identified as “Fixed” in the Fixed/Floating field in the Data File), the Company instructed us to compare the Current Statutory Borrower Interest Rate in the Data File to the “INT RATE” field on the #111 ACCT BALANCE Screen.

For Selected Student Loans that are variable rate (identified as “Floating” in the Fixed/Floating field in the Data File), the Company instructed us to (i) locate the corresponding interest rate chart in the ECMC Interest Rate Document using the Loan Type information in the Data File, (ii) compare the First Disbursement Date in the Data File to the First Disbursement Date Range, and (iii) compare the corresponding interest rate in the “Interest Rate For the Period 7/1/2020-6/30/2021” column in the ECMC Interest Rate Document to the Current Statutory Borrower Interest Rate in the Data File.

In the event the “INT RATE” field on the #111 ACCT BALANCE Screen did not agree with the Current Statutory Borrower Interest Rate amount in the Data File, we were instructed by the Company to compare the updated interest rate amount noted in the “MESSAGE” field on the #151 BORROWER CORRESPONDENCE HISTORY Screen within the CLASS System to the Current Statutory Borrower Interest Rate in the Data File.

For Selected Student Loans serviced by Nelnet:

“INT RATE” field on INQUIRE LOAN FILE, PAGE 1 Screen within the SLS System.

For Selected Student Loans that are fixed rate (identified as “Fixed” in the Fixed/Floating field in the Data File), the Company instructed us to compare the Current Statutory Borrower Interest Rate in the Data File to the “INT RATE” field on the INQUIRE LOAN FILE, PAGE 1 Screen.

For Selected Student Loans that are variable rate (identified as “Floating” in the Fixed/Floating field in the Data File), the Company

Attribute	Loan File / Instructions

instructed us to (i) locate the corresponding interest rate chart in the ECMC Interest Rate Document using the Loan Type information in the Data File, (ii) compare the First Disbursement Date in the Data File to the First Disbursement Date Range, and (iii) compare the corresponding interest rate in the “Interest Rate For the Period 7/1/2020-6/30/2021” column in the ECMC Interest Rate Document to the Current Statutory Borrower Interest Rate in the Data File.

Current Loan Balance

For Selected Student Loans serviced by Navient:

“AMT OUT” field on #111 ACCT BALANCE Screen within the CLASS System.

In the event the AMT OUT amount on the #111 ACCT BALANCE Screen did not agree with the Current Loan Balance in the Data File, we were instructed by the Company to compare the latest loan balance before the Cutoff Date in the “PRINCIPAL” field on the #133 MONETARY HISTORY Screen within the CLASS System to the Current Loan Balance in the Data File.

In the event the latest loan balance before the Cutoff Date in the “PRINCIPAL” field on the #133 MONETARY HISTORY Screen within the CLASS System did not agree with the Current Loan Balance in the Data File, the Company instructed us to (i) add the principal payment amounts after the Cutoff Date in the “PRINCIPAL” field or subtract capitalized interest after the Cutoff Date in the “PRINCIPAL” field with a transaction code of 980 on the #133 MONETARY HISTORY Screen to the AMT OUT amount on the #111 ACCT BALANCE Screen and (ii) compare the resulting sum to the Current Loan Balance in the Data File.

For Selected Student Loans serviced by Nelnet:

“CURR PRINCIPAL” field on INQUIRE LOAN FILE, PAGE 1 Screen within the SLS System.

Remaining Term

For Selected Student Loans serviced by Navient:

We were instructed by the Company to recompute the Remaining Term (the “Recomputed Remaining Term”) by counting the number of payments between the Cutoff Date and the Anticipated Payoff Date (determined in the Anticipated Payoff Date procedures discussed below). The Company further instructed us to compare the Recomputed Remaining Term to the Remaining Term in the Data File.

For Selected Student Loans serviced by Nelnet:

“REMAINING” field on INQUIRE LOAN FILE, PAGE 1 Screen within the SLS System.

In the event the remaining term in the “REMAINING” field on the INQUIRE LOAN FILE, PAGE 1 Screen did not agree with the Remaining Term in the Data File, we were instructed by the Company to identify the repayment date in the “CONVERSION” field on the

Attribute	Loan File / Instructions

INQUIRE LOAN FILE, PAGE 1 Screen and add the number of scheduled repayment date occurrences between the Cutoff Date and the INQUIRE LOAN FILE, PAGE 1 Screen date to the “REMAINING” field in INQUIRE LOAN FILE, PAGE 1 Screen.

For Selected Student Loan #98, the loan status was retrospectively changed to forbearance status after the Cutoff Date, as indicated in the “TYP D/F” field in the DEFERMENT/FORBEARANCE HISTORY BY DATE Screen. Since Selected Student Loan #98 was retrospectively changed to forbearance status after the Cutoff Date, the Company instructed us to subtract the number of months indicated in the “#OF MTS” field for the forbearance period that included the Cutoff Date in the DEFERMENT /FORBEARANCE HISTORY BY DATE Screen from the “REMAINING” field in the INQUIRE LOAN FILE, PAGE 1 Screen.

First Disbursement Date

For Selected Student Loans serviced by Navient:

“FIRST DISB DATE” field on #128 BORROWER CRITICAL DATA UPDATE Screen within the CLASS System.

In the event the date in the “FIRST DISB DATE” field on the #128 BORROWER CRITICAL DATA UPDATE Screen did not agree with the First Disbursement Date in the Data File, we were instructed by the Company to compare the first disbursement date in the “tbl_load_dt” field on the ECMC SQL Query Screen within the GUARANTEE System to the First Disbursement Date in the Data File.

For Selected Student Loans serviced by Nelnet:

“1ST DISB DATE” field on INQUIRE LOAN FILE, PAGE 1 Screen within the SLS System.

Loan Status

For Selected Student Loans serviced by Navient:

“STATUS” field on #111 ACCT BALANCE Screen within the CLASS System, “STAT” field on #135 EFFECTIVE STATUS HISTORY Screen within the CLASS System, and ECMC Lookup Code Document for Student Loans Serviced by Navient.

We were instructed by the Company to compare the “STATUS” field on the #111 ACCT BALANCE Screen to the corresponding Loan Status Description on the ECMC Lookup Code Document for Student Loans Serviced by Navient. The Company further instructed us to compare the Loan Status Description stated on the ECMC Lookup Code Document for Student Loans Serviced by Navient to the Loan Status in the Data File.

In the event the Loan Status Description on the ECMC Lookup Code Document for Student Loans Serviced by Navient did not agree with the Loan Status in the Data File, we were instructed by the Company to use the latest loan status change information before the Cutoff Date in the “STAT” field on the #135 EFFECTIVE STATUS HISTORY Screen and identify the corresponding Loan Status Description in the ECMC Lookup Code Document for Student Loans Serviced by

Attribute	Loan File / Instructions

Navient. The Company further instructed us to compare the identified Loan Status Description stated on the ECMC Lookup Code Document for Student Loans Serviced by Navient to the Loan Status in the Data File.

In the event the Loan Status description on the ECMC Lookup Code Document for Student Loans Serviced by Navient did not agree with the Loan Status in the Data File, the Company instructed us to compare the loan status in the “status_1” field on the ECMC SQL Query Screen within the GURANTEE System to the Loan Status in the Data File. In the event the “status_1” field on the ECMC SQL Query Screen did not agree with the Loan Status in the Data File, we were instructed by the Company to compare the “Loan Status” field in the Loan Overview and Disbursements Screen within the GUARANTEE System to the Loan Status in the Data File.

For Selected Student Loans serviced by Nelnet:

“STATUS” field on INQUIRE LOAN FILE, PAGE 1 Screen within the SLS System and ECMC Lookup Code Document for Student Loans Serviced by Nelnet.

We were instructed by the Company to compare the “STATUS” field on the INQUIRE LOAN FILE, PAGE 1 Screen to the corresponding Loan Status Description on the ECMC Lookup Code Document for Student Loans Serviced by Nelnet. The Company further instructed us to compare the Loan Status Description stated on the ECMC Lookup Code Document for Student Loans Serviced by Nelnet to the Loan Status in the Data File.

In the event the Loan Status description on the ECMC Lookup Code Document for Student Loans Serviced by Nelnet did not agree with the Loan Status in the Data File, the Company instructed us to compare the loan status in the “loan_status” field on the ECMC SQL Query Screen within the GURANTEE System to the Loan Status in the Data File.

School Type

For Selected Student Loans serviced by Navient:

“SCHOOL” field on #111 ACCT BALANCE Screen within the CLASS System, Loan Overview and Disbursements Screen within the GUARANTEE System, and the ECMC School Type Document.

We were instructed by the Company to compare the School ID in the “SCHOOL” field on the #111 ACCT BALANCE Screen to the “School ID” field in the ECMC School Type Document. We were further instructed by the Company to utilize the “School ID” in the ECMC School Type Document to locate the corresponding School Type under the “Loan Tape School Type” field in the ECMC School Type Document.

We were then instructed to compare the resulting School Type to the School Type in the Data File. If the School Type in the Data File was “2-Year Public/Private” or “4-Year Public,” we were instructed by the

Attribute	Loan File / Instructions

Company to consider the School Type as “2-Year” and “4-Year,” respectively.

In the event the School Type in the “Loan Tape School Type” field in the ECMC School Type Document did not agree with the School Type in the Data File, we were instructed by the Company to compare the School ID in the “Original School” field on the Loan Overview and Disbursements Screen or the original school in the “orig_school” field on the ECMC SQL Query Screen within the GUARANTEE System to the “School ID” field in the ECMC School Type Document.

We were further instructed by the Company to utilize the “School ID” in the ECMC School Type Document to locate the corresponding School Type under the “Loan Tape School Type” field in the ECMC School Type Document. We were then instructed to compare the resulting School Type to the School Type in the Data File.

We were instructed by the Company to consider the School Type to be “Consolidation” if the “PG” field on the #111 ACCT BALANCE Screen was “SM.”

For Selected Student Loans serviced by Nelnet:

“SCHOOL” field on INQUIRE LOAN FILE, PAGE 1 Screen within the SLS System and the ECMC School Type Document.

We were instructed by the Company to compare the School ID in the “SCHOOL” field on the INQUIRE LOAN FILE, PAGE 1 Screen to the “School ID” field in the ECMC School Type Document. We were further instructed by the Company to utilize the “School ID” in the ECMC School Type Document to locate the corresponding School Type under the “Loan Tape School Type” field in the ECMC School Type Document.

We were then instructed to compare the resulting School Type to the School Type in the Data File. If the School Type in the Data File was “2-Year Public/Private” or “4-Year Public,” we were instructed by the Company to consider the School Type as “2-Year” and “4-Year,” respectively.

In the event the School Type in the “Loan Tape School Type” field in the ECMC School Type Document did not agree with the School Type in the Data File, we were instructed by the Company to compare the School ID in the “Original School” field on the Loan Overview and Disbursements Screen or the original school in the “orig_school” field on the ECMC SQL Query Screen within the GUARANTEE System to the “School ID” field in the ECMC School Type Document.

We were further instructed by the Company to utilize the “School ID” in the ECMC School Type Document to locate the corresponding School Type under the “Loan Tape School Type” field in the ECMC School Type Document. We were then instructed to compare the resulting School Type to the School Type in the Data File.

Attribute	Loan File / Instructions

We were instructed by the Company to consider the School Type to be “Consolidation” if the “LOAN TYPE” field on the INQUIRE LOAN FILE, PAGE 1 was “CONS.”

Initial Repayment Start Date

For Selected Student Loans serviced by Navient:

“RPMT BEG DT” field on #111 ACCT BALANCE Screen within the CLASS System.

In the event the RPMT BEG DT did not agree with the Initial Repayment Start Date in the Data File, we were instructed by the Company to compare the “Date Entered Repayment” field on the NSLDS Screen within the GUARANTEE System to the Initial Repayment Start Date in the Data File.

For Selected Student Loans serviced by Nelnet:

“1ST DISB DATE” field or “GRAD/SEP DATE” field on the INQUIRE LOAN FILE, PAGE 1 Screen within the SLS System.

For Selected Student Loans that are Consolidation loans (identified as “Consolidation” in the “Loan Type” field in the Data File), the Company instructed us to compare the Initial Repayment Start Date in the Data File to the”1ST DISB DATE” field on INQUIRE LOAN FILE, PAGE 1 Screen within the SLS System.

For Selected Student Loans that are not Consolidation loans (identified as other loan type in the “Loan Type” field in the Data File), the Company instructed us to compare the Initial Repayment Start Date in the Data File to the “GRAD/SEP DATE” field on INQUIRE LOAN FILE, PAGE 1 Screen within the SLS System.

Last Payment Date

For Selected Student Loans serviced by Navient:

“LAST BR PMT RECVD” field on #111 ACCT BALANCE Screen within CLASS System.

We were instructed by the Company to consider Last Payment Date to be not applicable (identified as blank entry in the “LAST_PAYMENT_ DATE” field in the Data File) if the “LAST BR PMT RECVD” field on the #111 ACCT BALANCE Screen was zero.

In the event the Last Payment Date in the “LAST BR PMT RECVD” field did not agree with the Last Payment Date in the Data File, we were instructed by the Company to compare the Last Payment Date on or before the Cutoff Date in the “TRAN EFF DATE” field on the #133 MONETARY HISTORY Screen within CLASS System to the Last Payment Date in the Data File.

For Selected Student Loans serviced by Nelnet:

“LST PMT DT” on the DISPLAY BORROWER GROUPS — ALL Screen within the SLS System.

Attribute	Loan File / Instructions

We were instructed by the Company to consider Last Payment Date to be inapplicable (identified as blank entry in the “LAST_PAYMENT_ DATE” field in the Data File) if the “LST PMT DT” field on the DISPLAY BORROWER GROUPS — ALL Screen was blank.

In the event the Last Payment Date in the “LST PMT DT” field did not agree with the Last Payment Date in the Data File, we were instructed by the Company to compare the Last Payment Date on or before the Cutoff Date in the “TRAN DATE” field with a transaction code of “P30” in the “TRAN CODE” field on the Transaction History Document to the Last Payment Date in the Data File.

Anticipated Payoff Date

For Selected Student Loans serviced by Navient:

“ANTICPD PIF DT” field on #111 ACCT BALANCE Screen within CLASS System and ECMC SQL Query Screen within the GURANTEE System.

In the event the date in the “ANTICPD PIF DT” field did not agree with the Anticipated Payoff Date in the Data File, we were instructed by the Company to compare the payoff date on or before the Cutoff Date in the “antic_payoff_dt” field on the ECMC SQL Query Screen to the Anticipated Payoff Date in the Data File.

For Selected Student Loans serviced by Nelnet:

We were instructed by the Company to recompute the Anticipated Payoff Date (the “Recomputed Anticipated Payoff Date”) by adding the number of months determined in the Remaining Term procedures discussed above to the Cutoff Date. The Company further instructed us to compare the Recomputed Anticipated Payoff Date to the Anticipated Payoff Date in the Data File.

Guarantor

For Selected Student Loans serviced by Navient:

“GUAR” field on #111 ACCT BALANCE Screen within the CLASS System

For Selected Student Loans serviced by Nelnet:

“GUAR AGENCY” field on INQUIRE LOAN FILE, PAGE 1 Screen within the SLS System and ECMC Lookup Code Document for Student Loans Serviced by Nelnet.

State

For Selected Student Loans serviced by Navient:

“ST” field on #111 ACCT BALANCE Screen within the CLASS System.

In the event the State in the “ST” field did not agree with the State in the Data File, we were instructed by the Company to compare the state on or before the Cutoff Date in the “CRITICAL CHANGE-PREVIOUS VALUE” field on the #155 CRITICAL CHANGES DETAIL HISTORY Screen within CLASS System or the state in the “state” field

Attribute	Loan File / Instructions

on the ECMC SQL Query Screen within the GUARANTEE System to the State in the Data File.

For Selected Student Loans serviced by Nelnet:

“ADDR” field on the DISPLAY BORROWER GROUPS — ALL Screen within the SLS System.

Subsidy Indicator

For Selected Student Loans serviced by Navient:

“PRIN SUB” and “PRIN NSUB” fields on #111 ACCT BALANCE Screen within the CLASS System.

We were instructed by the Company to consider the loan to be subsidized if the “PRIN SUB” field on the #111 ACCT BALANCE Screen was greater than $0.00, and non-subsidized if the “PRIN NSUB” field on the #111 ACCT BALANCE Screen was greater than $0.00.

For Selected Student Loans serviced by Nelnet:

“GOV SUB STS” or “LOAN TYPE” field on INQUIRE LOAN FILE, PAGE 1 Screen within SLS System and ECMC Lookup Code Document for Student Loans Serviced by Nelnet.

For loans for which the “GOV SUB STS” field on the INQUIRE LOAN FILE, PAGE 1 Screen was “G,” we were instructed to consider the loan to be subsidized. For loans for which the “GOV SUB STS” field on the INQUIRE LOAN FILE, PAGE 1 Screen was “B,” we were instructed to consider the loan to be unsubsidized.

In the event the date in the “GOV SUB STS” field was blank, we were instructed by the Company to compare the “LOAN TYPE” field on the INQUIRE LOAN FILE, PAGE 1 Screen to the corresponding Subsidy Indicator on the ECMC Lookup Code Document for Student Loans Serviced by Nelnet. The Company further instructed us to compare the resulting Subsidy Indicator to the Subsidy Indicator Field in the Data File.

The information regarding the Selected Student Loans was found to be in agreement with the respective information contained in the Loan Files. There were no conclusions that resulted from the procedures.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes identified by the Company in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to the Specified Parties.

The procedures performed were applied based on the information indicated in the Data File and Loan Files, and instructions provided by the Company, without verification or evaluation of such information or instructions by us; therefore, we express no opinion or any other form of assurance regarding (i) the physical existence of the Student Loans, (ii) the reasonableness of the information and instructions provided by the Company, (iii) the reliability or accuracy of the Loan Files which were used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Student Loans to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Student Loans being securitized, (iii) the compliance of the originator of the Student Loans with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the student loans that would be material to the likelihood that the issuer of the asset-backed security will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by a nationally recognized statistical rating organization (“NRSRO”).

The terms of our engagement are such that we have no obligation to update this report because of events and transactions that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties and is not intended to be and should not be used by any other person or entity, including investors and NRSRO’s, who are not identified in this report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ KPMG LLP

Irvine, CA
November 4, 2020

Exhibit A

The Selected Student Loans

Selected Student Loan Number	Student Loan ID Number	Selected Student Loan Number	Student Loan ID Number	Selected Student Loan Number	Student Loan ID Number	Selected Student Loan Number	Student Loan ID Number

1	20203001	26	20203026	51	20203051	76	20203076
2	20203002	27	20203027	52	20203052	77	20203077
3	20203003	28	20203028	53	20203053	78	20203078
4	20203004	29	20203029	54	20203054	79	20203079
5	20203005	30	20203030	55	20203055	80	20203080
6	20203006	31	20203031	56	20203056	81	20203081
7	20203007	32	20203032	57	20203057	82	20203082
8	20203008	33	20203033	58	20203058	83	20203083
9	20203009	34	20203034	59	20203059	84	20203084
10	20203010	35	20203035	60	20203060	85	20203085
11	20203011	36	20203036	61	20203061	86	20203086
12	20203012	37	20203037	62	20203062	87	20203087
13	20203013	38	20203038	63	20203063	88	20203088
14	20203014	39	20203039	64	20203064	89	20203089
15	20203015	40	20203040	65	20203065	90	20203090
16	20203016	41	20203041	66	20203066	91	20203091
17	20203017	42	20203042	67	20203067	92	20203092
18	20203018	43	20203043	68	20203068	93	20203093
19	20203019	44	20203044	69	20203069	94	20203094
20	20203020	45	20203045	70	20203070	95	20203095
21	20203021	46	20203046	71	20203071	96	20203096
22	20203022	47	20203047	72	20203072	97	20203097
23	20203023	48	20203048	73	20203073	98	20203098
24	20203024	49	20203049	74	20203074	99	20203099
25	20203025	50	20203050	75	20203075	100	20203100

Note: The Company has assigned a unique identifier to each Selected Student Loan. The Student Loan ID Numbers referred to in this Exhibit are not the Customer Account Numbers.

Exhibit B

ECMC Lookup Code Document for Student Loans Serviced by Navient

Loan Type

Loan Type	Sub Indicator	Description	Loan Type per Data File	Subsidy Indicator

GB	N	Grad PLUS Loan	GB	N
GS	N	Unsubsidized Stafford Loan	SU	N
GS	S	Subsidized Stafford	SF	Y
PL	N	PLUS Loan	PL	N
SL	N	SLS Loan	SL	N
SM	N	Unsubsidized Consolidation	CL	N
SM	S	Subsidized Consolidation	CL	Y

Loan Status

Loan Status Code	Description

DHAR	Deferment
DMLT	Deferment
DSCH	Deferment
DSUM	Deferment
DUEM	Deferment
FORA	Forbearance
FORB	Forbearance
FORD	Forbearance
FORM	Forbearance
FORV	Forbearance
FRAB	Forbearance
FRAT	Forbearance
PCNX	Paid In Full - Refunded
PCON	Paid In Full By Consolidated
PIFB	Paid In Full By Borrower
PIFG	Paid In Full By Guarantor
PRES	Paid In Full - Resale
PTRN	Paid In Full - Servicer Transfer
RPMT	Repayment

Exhibit B

ECMC Lookup Code Document for Student Loans Serviced by Nelnet

Loan Type

Loan Type	Sub Indicator	Description	Loan Type per Data File	Subsidy Indicator

CONH	B	Consolidation Loan - HEAL (variable rate)	CL	N
CONS	G	Consolidation Loan	CL	Y
CONS	B	Consolidation Loan	CL	N
CONU	B	Consolidation Loan	CL	N
CONV	G	Consolidation Loan Variable Rate	CL	Y
CONV	B	Consolidation Loan Variable Rate	CL	N
GRAD	Blank	Graduate PLUS Loan	GB	N
PLUS	Blank	Parental Loan for Undergraduate Students (Grad/Prof students included)	PL	N
SLS	Blank	Supplemental Loan for Students	SL	N
STAF	Blank	Subsidized Stafford Loan	SF	N
STAN	Blank	Non-subsidized Stafford Loan	SU	N
STAU	Blank	Unsubsidized Stafford Loan	SU	N

Loan Status

Loan Status Code	Description

P30	Repayment
FVP	Forbearance

Guarantor

Guarantor Code	Guarantor Name

GLHEC	GREAT LAKES HIGHER EDUCATION/ ASCENDIUM

Exhibit B

ECMC School Type Document

School ID	School Name	School Type	Loan Tape School Type

003726	AMERICAN NATIONAL UNIVERSITY	4	4-Year
023344	CENTURA COLLEGE	4	4-Year
021151	BUTLER BUSINESS SCHOOL	T	Proprietary
003213	PORTLAND COMMUNITY COLLEGE	2	2-Year
001074	GRAND CANYON UNIVERSITY	4	4-Year
001807	INDIANA STATE UNIVERSITY	4	4-Year
025042	WALDEN UNIVERSITY	4	4-Year
006951	UNIVERSITY OF SOUTH CAROLINA UPSTATE	4	4-Year
002222	UNIVERSITY OF MASSACHUSETTS AT BOSTON	4	4-Year
010198	ECPI COLLEGE OF TECHNOLOGY - VA BEACH	4	4-Year
000000	CLAIMS PROCESSING SCHOOL	NULL	Consolidation
001459	STRAYER UNIVERSITY	4	4-Year
007954	NORMANDALE CMTY COL	2	2-Year
020988	UNIVERSITY OF PHOENIX	4	4-Year
001150	CALIF STATE U SACRAMENTO	4	4-Year
004586	PURDUE UNIVERSITY GLOBAL	4	4-Year
009079	EVEREST COLLEGE	2	2-Year
023122	TEXAS SCHOOL OF BUSINESS	2	2-Year
022506	EVEREST COLLEGE	4	4-Year
011858	OLYMPIA COLLEGE	T	Proprietary
003456	WINTHROP UNIVERSITY	4	4-Year
002025	SOUTHERN UNIV & A&M COL	4	4-Year
002823	ST JOHNS UNIVERSITY	4	4-Year
024980	NEW WAVE HAIR ACADEMY	T	Proprietary
001365	COLORADO STATE UNIVERSITY-PUEBLO	4	4-Year
001349	UNIV OF NORTHERN COLORADO	4	4-Year
002403	DELTA STATE UNIVERSITY	4	4-Year
003510	MIDDLE TENNESSEE STATE UNIVERSITY	4	4-Year
003451	COASTAL CAROLINA UNIVERSITY	4	4-Year
003424	CLAFLIN UNIVERSITY	4	4-Year
003426	UNIVERSITY OF SOUTH CAROLINA AT SUMTER	4	4-Year
005525	SOUTHERN MAINE VOC TECH INSTITUTE	2	2-Year
002054	UNIV OF SOUTHERN MAINE	4	4-Year
003837	CARDINAL STRITCH UNIVERSITY	4	4-Year
005244	KY TECH-CENTRAL KY STATE VOCATIONAL	2	2-Year
003125	UNIVERSITY OF CINCINNATI	4	4-Year
001523	ST. JOHNS RIVER COMMUNITY COLLEGE	4	4-Year
002063	COMMUNITY COLLEGE OF BALTIMORE COUNTY	2	2-Year
003759	J SARGEANT REYNOLDS COMM. COL.	2	2-Year
010727	DEVRY UNIVERSITY	4	4-Year
001397	UNIVERSITY OF NEW HAVEN	4	4-Year
002114	AMERICAN INTERNATIONAL COLLEGE	4	4-Year
011626	WESTWOOD COLLEGE	4	4-Year
038094	MICROPOWER CAREER INSTITUTE	T	Proprietary
021004	EVEREST INSTITUTE	2	2-Year
021005	CLINTON TECHNICAL INSTITUTE	2	2-Year
001147	CALIFORNIA STATE UNIVERSITY	4	4-Year
011024	BRYMAN COLLEGE	T	Proprietary
001137	CALIF STATE U FULLERTON	4	4-Year
033943	REMINGTON COLLEGE	4	4-Year
001138	CALIFORNIA STATE UNIVERSITY	4	4-Year
004494	BRYMAN COLLEGE	4	4-Year
001005	ALABAMA STATE UNIVERSITY	4	4-Year
001940	SOUTHWESTERN COLLEGE	4	4-Year
001371	UNIVERSITY OF DENVER	4	4-Year

Exhibit B

School ID	School Name	School Type	Loan Tape School Type

001360	METROPOLITAN STATE COLLEGE OF DENVER	4	4-Year
025400	TENNESSEE ACADEMY OF COSMOTOLOGY	T	Proprietary
003993	MIDLANDS TECHNICAL COLLEGE	2	2-Year
004673	BAKER COLLEGE	4	4-Year
002328	WASHTENAW COMMUNITY COLLEGE	2	2-Year
002267	GRAND RAPIDS COMMUNITY COLLEGE	2	2-Year
002303	OAKLAND COMMUNITY COLLEGE	2	2-Year
003404	JOHNSON & WALES UNIVERSITY	4	4-Year
003726	AMERICAN NATIONAL UNIVERSITY	4	4-Year
023344	CENTURA COLLEGE	4	4-Year
021151	BUTLER BUSINESS SCHOOL	T	Proprietary
003213	PORTLAND COMMUNITY COLLEGE	2	2-Year
001074	GRAND CANYON UNIVERSITY	4	4-Year
001807	INDIANA STATE UNIVERSITY	4	4-Year
025042	WALDEN UNIVERSITY	4	4-Year
002329	WAYNE STATE UNIVERSITY	4	4-Year
000000	CLAIMS PROCESSING SCHOOL	NULL	Consolidation
001459	STRAYER UNIVERSITY	4	4-Year
002447	WILLIAM CAREY COLLEGE	4	4-Year
002377	ST. CLOUD STATE UNIVERSITY	4	4-Year
001669	DANVILLE AREA COMMUNITY COLLEGE	2	2-Year
010727	DEVRY UNIVERSITY	T	Proprietary
001164	CHAPMAN UNIVERSITY	4	4-Year
001707	LEWIS UNIVERSITY	4	4-Year

Exhibit C

ECMC Interest Rate Document

FFEL “Converted” Variable-rate Stafford Loan Interest Rates for the Period July 1, 2020 through June 30, 2021

(Loans That Were Subject to the “Windfall Profits” Provisions of §427A(i) of the HEA)

(Table 1)

COHORT			CITATION	INTEREST RATE FORMULA (T-Bill Rate + Additional Sum = Total)
Type of Loan/ Borrower	First Disbursement Made On or After	First Disbursement Made Before	Higher Education Act of 1965, As Amended	91-Day Treasury Bill Rate	Additional Sum	Total	Maximum Rate	INTEREST RATE FOR THE PERIOD 7/1/20 – 6/30/21
8/10% Loans (SD/XB FVAR10) (new borrowers)	7-1-88 and 7-23-92	7-23-92 10-1-92	§427A(i)(1) §427A(i)(7)(A)	0.13%	3.25%	3.38%	10%	3.38%
7% Loans (SD/SE FVAR7) (old borrowers)	7-23-92 SD 10-1-92 SE	10-1-92 SD 7-1-94 SE	§427A(i)(3) §427A(i)(7)(A)	0.13%	3.1%	3.23%	7%	3.23%
8% Loans (SD/SE FVAR8) (old borrowers)	7-23-92 SD/XB 10-1-92 SE	10-1-92 SD 7-1-94 SE	§427A(i)(3) §427A(i)(7)(A)	0.13%	3.1%	3.23%	8%	3.23%
9% Loans (SD/SE FVAR9) (old borrowers)	7-23-92 SD 10-1-92 SE	10-1-92 SD 7-1-94 SE	§427A(i)(3) §427A(i)(7)(A)	0.13%	3.1%	3.23%	9%	3.23%
8/10% Loans (SD) (SE/XE FVAR10) (old borrowers)	7-23-92 SD 10-1-92 SE/XE	10-1-92 SD 7-1-94 SE/XE	§427A(i)(3) §427A(i)(7)(A)	0.13%	3.1%	3.23%	10%	3.23%

Page 1	June 30, 2020

Exhibit C

FFEL “Converted” Variable-rate Stafford Loan Interest Rates for the Period July 1, 2020 through June 30, 2021

(Loans That Were Subject to the “Windfall Profits” Provisions of §427A(i) of the HEA)

(Table 1)

COHORT			CITATION	INTEREST RATE FORMULA (T-Bill Rate + Additional Sum = Total)
Type of Loan/ Borrower	First Disbursement Made On or After	First Disbursement Made Before	Higher Education Act of 1965, As Amended	91-Day Treasury Bill Rate	Additional Sum	Total	Maximum Rate	INTEREST RATE FOR THE PERIOD 7/1/20 – 6/30/21

FFEL Regular Variable-rate Stafford Loan Interest Rates for the Period July 1, 2020 through June 30, 2021

(Table 2)

COHORT			CITATION	INTEREST RATE FORMULA (T-Bill Rate + Additional Sum = Total)
Type of Borrower	First Disbursement Made On or After	First Disbursement Made Before	Higher Education Act of 1965, As Amended	During	91-Day Treasury Bill Rate	Additional Sum	Total	Maximum Rate	INTEREST RATE FOR THE PERIOD 7/1/20 – 6/30/21
“New” Borrower (SE/XE EVAR)	10/1/92	7/1/94	§427A(e)(1)		0.13%	3.1%	3.23%	9%	3.23%
“New” Borrower (SE/XE EVAR)	7/1/94 (for a period of enrollment ending prior to 7/1/94)		§427A(e)(1)		0.13%	3.1%	3.23%	9%	3.23%
	7/1/94	7/1/95	§427A(f)(1)		0.13%	3.1%	3.23%	8.25%	3.23%

Page 2	June 30, 2020

Exhibit C

FFEL “Converted” Variable-rate Stafford Loan Interest Rates for the Period July 1, 2020 through June 30, 2021

(Loans That Were Subject to the “Windfall Profits” Provisions of §427A(i) of the HEA)

(Table 1)

COHORT			CITATION	INTEREST RATE FORMULA (T-Bill Rate + Additional Sum = Total)
Type of Loan/ Borrower	First Disbursement Made On or After	First Disbursement Made Before	Higher Education Act of 1965, As Amended	91-Day Treasury Bill Rate	Additional Sum	Total	Maximum Rate	INTEREST RATE FOR THE PERIOD 7/1/20 – 6/30/21
All Borrowers (regardless of prior borrowing) (SG/XG EVAR)	(for a period of enrollment that includes or begins on or after 7/1/94)

Page 3	June 30, 2020

Exhibit C

FFEL Regular Variable-rate Stafford Loan Interest Rates for the Period July 1, 2020 through June 30, 2021

(Table 2)

COHORT			CITATION	INTEREST RATE FORMULA (T-Bill Rate + Additional Sum = Total)
Type of Borrower	First Disbursement Made On or After	First Disbursement Made Before	Higher Education Act of 1965, As Amended	During	91-Day Treasury Bill Rate	Additional Sum	Total	Maximum Rate	INTEREST RATE FOR THE PERIOD 7/1/20 – 6/30/21
All Borrowers (regardless of prior borrowing)	7/1/95	7/1/98	§427A(g)(2) (SH/XH EVAR)	In-school, grace and deferment periods	0.13%	2.5%	2.63%	8.25%	2.63%

			§427A(f)(1) (SG EVAR)	All other periods	0.13%	3.1%	3.23%	8.25%	3.23%
All Borrowers (regardless of prior borrowing)	7/1/98	7/1/2006	§427A(j)(2) §427A(k)(2) (SJ/XJ/CA/CE/LA/LE EVAR)	In-school, grace and deferment periods	0.13%	1.7%	1.83%	8.25%	1.83%

			§427A(j)(1) §427A(k)(1) (SK/XK/CB/CF/ LB/LF EVAR)	All other periods	0.13%	2.3%	2.43%	8.25%	2.43%

Page 4	June 30, 2020

Exhibit C

FFEL Variable-rate PLUS and SLS Loan Interest Rates for the Period July 1, 2020 through June 30, 2021

(Table 3)

COHORT			CITATION	INTEREST RATE FORMULA (T-Bill Rate + Additional Sum = Total)
Type of Loan	First Disbursement Made On or After	First Disbursement Made Before	Higher Education Act of 1965, As Amended	91-Day Treasury Bill Rate	One-year Constant Maturity	Additional Sum	Total	Maximum Rate	INTEREST RATE FOR THE PERIOD 7/1/20 – 6/30/21
PLUS/SLS* (SD VAR)		10/1/92	§427A(c)(4)(B)		0.17	3.25%	3.42%	12%	3.42%
SLS* (SE/XE EVAR)	10/1/92 (for a period of enrollment beginning prior to 7/1/94)		§427A(c)(4)(D)		0.17	3.1%	3.27%	11%	3.27%
PLUS* (SE EVAR)	10/1/92	7/1/94	§427A(c)(4)(D)		0.17	3.1%	3.27%	10%	3.27%
PLUS (SG EVAR)	7/1/94	7/1/98	§427A(c)(4)(E)		0.17	3.1%	3.27%	9%	3.27%
PLUS* (SH EVAR)	7/1/98	1/1/2000	§427A(j)(3) §427A(k)(3)	0.13%		3.1%	3.23%	9%	3.23%
PLUS (CD/XQ/CH/LD/LH/ EVAR)	1/1/2000	7/1/2006	§427A(k)(3)	0.13%		3.1%	3.23%	9%	3.23%

*          These loans will not be subject to special allowance payments during the four quarters ending 9/30/20, 12/31/20, 3/31/2021, and 6/30/2021. See Sections 438(b)(2)(C)(i); 438(b)(2)(C)(ii); 438(b)(2)(G)(v); and 438(b)(2)(H)(v) of the Higher Education Act of 1965, as amended.

Page 5	June 30, 2020

Exhibit C

FFEL Variable-rate and Fixed-rate Consolidation Loan Interest Rates for the Period July 1, 2020 through June 30, 2021

(Table 4)

COHORT				CITATION	INTEREST RATE FORMULA
Consolidation Loans Made On or After	Consolidation Loans Made Before	Consolidation Loans for Which the Loan Application Was Received by an Eligible Lender On or After	Consolidation Loans for Which the Loan Application Was Received by an Eligible Lender Before	Higher Education Act of 1965, As Amended	Method Used to Determine Interest Rate	Maximum Rate
	7/1/94			§428C(c)(1)(B)	The interest rate is the weighted average of the interest rates on the loans consolidated, rounded to the nearest whole percent, but may not be less than 9 percent.
7/1/94 (SE)			11/13/97	§428C(c)(1)(C)	The interest rate is the weighted average of the interest rates on the loans consolidated, rounded upward to the nearest whole percent.

Page 6	June 30, 2020

Exhibit C

FFEL Variable-rate and Fixed-rate Consolidation Loan Interest Rates for the Period July 1, 2020 through June 30, 2021

(Table 4)

COHORT				CITATION	INTEREST RATE FORMULA
Consolidation Loans Made On or After	Consolidation Loans Made Before	Consolidation Loans for Which the Loan Application Was Received by an Eligible Lender On or After	Consolidation Loans for Which the Loan Application Was Received by an Eligible Lender Before	Higher Education Act of 1965, As Amended	Method Used to Determine Interest Rate	Maximum Rate
		11/13/97 (SG/XG EVAR)	10/1/98	§427A(f) §428C(c)(1)(D)	The interest rate is determined annually and equals the bond equivalent rate of 91-Day Treasury Bills auctioned on the final auction held before June 1st of each year, plus 3.10 percent. The interest rate may not exceed the maximum rate. (For the period July 1, 2020 through June 30, 2021 the interest rate for these loans is 0.13 percent plus 3.10 percent or 3.23 percent.)	8.25%
		10/1/98 (SL/XL/CC/CG/CK/LC/LG/LK)	6/30/2010	§427A(k)(4)(A) §428C(c)(1)(A)	The interest rate is the weighted average of the interest rates on the loans being consolidated, rounded to the nearest higher 1/8th of one percent. The interest rate may not exceed the maximum rate.	8.25%

Page 7	June 30, 2020

Exhibit C

FFEL Variable-rate and Fixed-rate Consolidation Loan Interest Rates for the Period July 1, 2020 through June 30, 2021

(Table 4)

COHORT				CITATION	INTEREST RATE FORMULA
Consolidation Loans for
		Consolidation Loans for	Which the Loan
Consolidation	Consolidation	Which the Loan Application	Application Was	Higher Education
Loans Made On	Loans Made	Was Received by an Eligible	Received by an Eligible	Act of 1965, As	Method Used to Determine
or After	Before	Lender On or After	Lender Before	Amended	Interest Rate	Maximum Rate
HEAL Portion of the Consolidation Loan		11/13/97	6/30/2010	§428C(d)(2)(B)

The interest rate for the HEAL portion of the consolidation loan is determined annually and equals the average of the bond equivalent rates, of the 91-Day Treasury Bills auctioned for the quarter ending June 30, plus 3.0 percent. (For the period July 1, 2020 through June 30, 2021 the interest rate for these loans is 0.15 percent plus 3.00 percent or 3.15 percent.) There is no maximum rate on this portion of the loan.

N/A

Page 8	June 30, 2020

Exhibit C

FFEL Loans First Disbursed on or After July 1, 2006 have Fixed Rates:

LOAN TYPE	GRADE LEVEL	First Disbursed July 1, 2006 through June 30, 2008	First Disbursed July 1, 2008 through June 30, 2009	First Disbursed July 1, 2009 through June 30, 2010
Subsidized Stafford	Undergraduate (CE/CF/CI/CJ/LE/LF/LI/LJ)	6.80	6.00	5.60
	Graduate (CE/CF/CI/CJ/LE/LF/LI/LJ)	6.80	6.80	6.80
Unsubsidized Stafford	Undergraduate (CE/CF/CI/CJ/LE/LF/LI/LJ)	6.80	6.80	6.80
	Graduate (CE/CF/CI/CJ/LE/LF/LI/LJ)	6.80	6.80	6.80
PLUS Loans	Parent and Grad Student (CH/CM/LH/LM)	8.50	8.50	8.50

Page 9	June 30, 2020